AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

February 29, 2020 (unaudited)

		Principal
		Amount
		(000)	U.S. $ Value
INFLATION-LINKED SECURITIES – 67.7%
Japan – 24.0%
Japanese Government CPI Linked Bond
Series 21
0.10%, 03/10/2026	JPY	3,021,959	$28,633,802
Series 22
0.10%, 03/10/2027		2,235,194	21,282,627
			49,916,429
United States – 43.7%
U.S. Treasury Inflation Index
0.375%, 07/15/2025-01/15/2027(a)	U.S.$	86,967	90,794,359
Total Inflation-Linked Securities
(cost $138,418,665)			140,710,788
		Shares
COMMON STOCKS – 26.7%
Financials – 5.0%
Banks – 1.8%
ABN AMRO Bank NV (GDR)(b)		1,125	15,430
Agricultural Bank of China Ltd. - Class H		838,000	340,049
Banco Bilbao Vizcaya Argentaria SA		3,189	15,273
Banco de Sabadell SA		16,277	14,286
Banco Santander SA		3,802	14,054
Bank of America Corp.		1,350	38,475
Bank of China Ltd. - Class H		709,000	283,345
Bank of Communications Co., Ltd. - Class H		451,000	293,462
Bank of Ireland Group PLC		2,334	8,739
Bank of Montreal		747	50,761
Bank of Nova Scotia (The)		862	45,096
Bankia SA		6,083	9,646
Bankinter SA		3,395	20,061
Barclays PLC		10,110	19,376
BNP Paribas SA		331	16,067
CaixaBank SA		4,609	11,846
Canadian Imperial Bank of Commerce		584	44,449
China CITIC Bank Corp., Ltd. - Class H		530,000	277,675
China Construction Bank Corp. - Class H		465,000	382,338
China Everbright Bank Co., Ltd. - Class H		690,000	278,794
China Minsheng Banking Corp., Ltd. - Class H		425,400	291,124
CIT Group, Inc.		697	27,678
Citigroup, Inc.		564	35,791
Citizens Financial Group, Inc.		745	23,609
Comerica, Inc.		403	21,214
Commerzbank AG		2,045	11,819
Credit Agricole SA		1,641	19,734
Danske Bank A/S		858	13,302
DNB ASA		1,818	30,450
Erste Group Bank AG(c)		821	28,106
Fifth Third Bancorp		1,167	28,475
First Republic Bank/CA		402	40,429
HSBC Holdings PLC		5,317	35,912
Huntington Bancshares, Inc./OH		2,387	29,288
ING Groep NV		1,574	15,072
Intesa Sanpaolo SpA		18,206	44,261

Company	Shares	U.S. $ Value
JPMorgan Chase & Co.	448	$ 52,017
KBC Group NV	411	27,383
KeyCorp	1,685	27,550
Lloyds Banking Group PLC	36,308	23,567
M&T Bank Corp.	381	53,485
National Bank of Canada	1,132	58,841
Nedbank Group Ltd.	313	3,578
Nordea Bank Abp (Finland)	88	694
Nordea Bank Abp (Sweden)	3,090	24,387
People's United Financial, Inc.	2,269	31,743
PNC Financial Services Group, Inc. (The)	291	36,782
Raiffeisen Bank International AG	1,044	21,559
Regions Financial Corp.	1,804	24,390
Royal Bank of Canada	718	53,396
Royal Bank of Scotland Group PLC	6,922	16,018
Signature Bank/New York NY	215	26,897
Skandinaviska Enskilda Banken AB - Class A	3,315	31,774
Societe Generale SA	422	11,958
Standard Chartered PLC	2,940	21,274
Svenska Handelsbanken AB - Class A SHS	2,923	29,556
Swedbank AB - Class A	1,696	25,759
Toronto-Dominion Bank (The)	1,045	53,751
Truist Financial Corp.	1,653	76,269
UniCredit SpA	1,079	13,875
US Bancorp	800	37,152
Wells Fargo & Co.	690	28,187
		3,687,328
Capital Markets – 1.1%
3i Group PLC	4,463	58,747
Affiliated Managers Group, Inc.	225	16,925
Ameriprise Financial, Inc.	250	35,325
Bank of New York Mellon Corp. (The)	853	34,035
BlackRock, Inc. - Class A	109	50,468
Brookfield Asset Management, Inc. - Class A	1,245	74,454
Charles Schwab Corp. (The)	729	29,707
CI Financial Corp.	2,261	37,547
CITIC Securities Co., Ltd. - Class H	161,000	354,141
CME Group, Inc. - Class A	377	74,955
Credit Suisse Group AG(c)	1,310	14,717
Deutsche Bank AG	1,113	9,772
Deutsche Boerse AG	355	55,861
E*TRADE Financial Corp.	742	33,969
Eaton Vance Corp.	655	27,025
Franklin Resources, Inc.	837	18,213
Goldman Sachs Group, Inc. (The)	162	32,525
Haitong Securities Co., Ltd. - Class H	198,800	219,158
Hargreaves Lansdown PLC	1,868	37,501
IGM Financial, Inc.	1,289	34,370
Intercontinental Exchange, Inc.	727	64,863
Invesco Ltd.	1,109	15,970
Investec PLC	4,737	24,268
Julius Baer Group Ltd.(c)	634	26,671
London Stock Exchange Group PLC	1,249	122,682
Moody's Corp.	325	78,010
Morgan Stanley	735	33,097
MSCI, Inc. - Class A	361	106,654
Nasdaq, Inc.	753	77,220
Natixis SA	3,393	13,878
Northern Trust Corp.	412	36,157

Company	Shares	U.S. $ Value
Partners Group Holding AG	68	$ 59,012
Quilter PLC(b)	3,254	6,185
Raymond James Financial, Inc.	418	34,957
S&P Global, Inc.	311	82,698
Schroders PLC	944	35,118
SEI Investments Co.	695	38,023
St. James's Place PLC	2,130	28,241
Standard Life Aberdeen PLC	11,793	42,270
State Street Corp.	421	28,674
T. Rowe Price Group, Inc.	627	73,992
TD Ameritrade Holding Corp.	771	32,559
UBS Group AG(c)	1,814	19,977
		2,330,591
Consumer Finance – 0.1%
Ally Financial, Inc.	1,228	30,786
American Express Co.	516	56,724
Capital One Financial Corp.	376	33,186
Discover Financial Services	568	37,249
Navient Corp.	1,339	15,037
Provident Financial PLC	1,368	7,167
Synchrony Financial	1,033	30,060
		210,209
Diversified Financial Services – 0.3%
Berkshire Hathaway, Inc. - Class B(c)	231	47,664
Element Fleet Management Corp.	3,194	29,888
EXOR NV	480	34,281
Groupe Bruxelles Lambert SA	600	54,543
IHS Markit Ltd.	1,109	79,005
Industrivarden AB - Class C	1,828	41,147
Investor AB - Class B	902	45,181
Jefferies Financial Group, Inc.	1,464	28,855
Kinnevik AB - Class B	1,368	27,860
L E Lundbergforetagen AB - Class B	856	35,508
M&G PLC(c)	1,555	4,061
Onex Corp.	648	36,382
Pargesa Holding SA	691	50,938
Voya Financial, Inc.(d)	775	40,796
Wendel SA	294	36,317
		592,426
Insurance – 1.7%
Admiral Group PLC	1,243	34,116
Aegon NV	4,545	15,471
Aflac, Inc.	1,388	59,476
Ageas	832	38,712
Alleghany Corp.(c)	66	44,368
Allianz SE	222	48,363
Allstate Corp. (The)	643	67,676
American International Group, Inc.	720	30,355
Aon PLC	435	90,480
Arch Capital Group Ltd.(c)	1,779	71,925
Arthur J Gallagher & Co.	958	93,395
Assicurazioni Generali SpA	1,915	34,568
Assurant, Inc.	420	50,648
Aviva PLC	5,185	23,750

Company	Shares	U.S. $ Value
Axis Capital Holdings Ltd.	710	$ 39,845
Baloise Holding AG	288	46,570
Brighthouse Financial, Inc.(c)	60	2,150
China Life Insurance Co., Ltd. - Class H	88,000	212,644
Chubb Ltd.	371	53,806
Cincinnati Financial Corp.	705	65,734
CNP Assurances	1,623	25,508
Direct Line Insurance Group PLC	8,791	35,043
Everest Re Group Ltd.	214	53,046
Fairfax Financial Holdings Ltd.	85	36,616
Fidelity National Financial, Inc.	1,183	45,853
Gjensidige Forsikring ASA	2,409	48,959
Globe Life, Inc.(c)	598	55,411
Great-West Lifeco, Inc.	2,017	47,440
Hannover Rueck SE	383	69,349
Hartford Financial Services Group, Inc. (The)	878	43,856
IA Financial Corp., Inc.	1,008	47,980
Intact Financial Corp.	960	104,057
Legal & General Group PLC	13,473	45,645
Lincoln National Corp.	446	20,244
Loews Corp.	1,014	46,269
Manulife Financial Corp.	2,171	36,489
Mapfre SA	8,898	20,014
Markel Corp.(c)	39	46,082
Marsh & McLennan Cos., Inc.	753	78,734
MetLife, Inc.	661	28,238
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen	212	54,933
New China Life Insurance Co., Ltd. - Class H	74,000	289,275
NN Group NV	985	33,666
Old Mutual Ltd.	9,763	9,626
Poste Italiane SpA(b)	5,111	54,752
Power Corp. of Canada	3,725	82,340
Principal Financial Group, Inc.	589	26,146
Progressive Corp. (The)	1,147	83,915
Prudential Financial, Inc.	336	25,351
Prudential PLC	1,555	25,851
Reinsurance Group of America, Inc. - Class A	376	45,883
RenaissanceRe Holdings Ltd.	388	66,115
RSA Insurance Group PLC	5,407	36,165
Sampo Oyj - Class A	886	36,204
SCOR SE	791	28,648
Sun Life Financial, Inc.	1,344	58,066
Swiss Life Holding AG	132	60,603
Swiss Re AG	469	44,616
Travelers Cos., Inc. (The)	464	55,592
Trisura Group Ltd.(c)	7	252
Tryg A/S	1,864	52,301
UnipolSai Assicurazioni SpA	12,165	30,394
Unum Group	830	19,347
Willis Towers Watson PLC	352	66,616
WR Berkley Corp.	1,102	73,988
Zurich Insurance Group AG	154	59,634
		3,479,164
Mortgage Real Estate Investment Trusts (REITs) – 0.0%
AGNC Investment Corp.(d)	2,408	41,032

Company	Shares	U.S. $ Value
Annaly Capital Management, Inc.	3,658	$ 32,410
		73,442
Thrifts & Mortgage Finance – 0.0%
New York Community Bancorp, Inc.	3,312	35,803
		10,408,963
Information Technology – 3.8%
Communications Equipment – 0.2%
Cisco Systems, Inc.	2,148	85,770
F5 Networks, Inc.(c)	462	55,417
Juniper Networks, Inc.	2,077	44,074
Motorola Solutions, Inc.	840	139,171
Nokia Oyj	5,115	19,453
Telefonaktiebolaget LM Ericsson - Class B	4,594	36,847
		380,732
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. - Class A	1,084	99,381
Arrow Electronics, Inc.(c)	775	51,971
Avnet, Inc.	1,566	48,045
CDW Corp./DE	1,016	116,048
Corning, Inc.	2,176	51,919
Flex Ltd.(c)	3,294	36,596
FLIR Systems, Inc.	1,824	77,465
Hexagon AB - Class B	836	45,035
Ingenico Group SA	325	46,322
TE Connectivity Ltd.	878	72,760
Trimble, Inc.(c)	1,320	52,114
		697,656
IT Services – 1.3%
Accenture PLC - Class A	613	110,702
Akamai Technologies, Inc.(c)	806	69,727
Alliance Data Systems Corp.	215	18,464
Amadeus IT Group SA - Class A	787	55,791
Atos SE	247	18,584
Automatic Data Processing, Inc.	831	128,589
Black Knight, Inc.(c)	362	24,149
Broadridge Financial Solutions, Inc.	1,174	122,519
Capgemini SE	360	39,894
CGI, Inc.(c)	1,595	112,069
Cognizant Technology Solutions Corp. - Class A	1,099	66,962
DXC Technology Co.	635	15,310
Edenred	463	24,237
Fidelity National Information Services, Inc.	1,949	272,314
Fiserv, Inc.(c)	2,368	258,964
FleetCor Technologies, Inc.(c)	249	66,182
Gartner, Inc.(c)	575	74,399
Global Payments, Inc.	1,430	263,077
International Business Machines Corp.	502	65,335
Mastercard, Inc. - Class A	649	188,372
Paychex, Inc.	1,472	114,051
PayPal Holdings, Inc.(c)	1,263	136,391
Perspecta, Inc.	317	7,916
Sabre Corp.	2,420	32,948

Company	Shares	U.S. $ Value
VeriSign, Inc.(c)	824	$ 156,354
Visa, Inc. - Class A	718	130,504
Western Union Co. (The) - Class W(d)	3,117	69,790
Worldline SA/France(b) (c)	98	7,560
		2,651,154
Semiconductors & Semiconductor Equipment – 0.7%
Advanced Micro Devices, Inc.(c)	2,015	91,642
Analog Devices, Inc.	607	66,193
Applied Materials, Inc.	967	56,202
ASML Holding NV	269	74,592
Broadcom, Inc.	205	55,887
Infineon Technologies AG	1,599	34,129
Intel Corp.	1,884	104,600
KLA Corp.	609	93,609
Lam Research Corp.	384	112,677
Marvell Technology Group Ltd.	2,554	54,400
Maxim Integrated Products, Inc.	1,384	76,978
Microchip Technology, Inc.(d)	789	71,570
Micron Technology, Inc.(c)	1,172	61,600
NVIDIA Corp.	256	69,138
NXP Semiconductors NV	516	58,664
Qorvo, Inc.(c)	444	44,658
QUALCOMM, Inc.	984	77,047
Skyworks Solutions, Inc.	431	43,178
STMicroelectronics NV	1,365	37,674
Texas Instruments, Inc.	847	96,677
Xilinx, Inc.	811	67,710
		1,448,825
Software – 1.1%
Adobe, Inc.(c)	449	154,959
ANSYS, Inc.(c)	635	153,791
Autodesk, Inc.(c)	395	75,398
BlackBerry Ltd.(c)	2,745	14,172
Cadence Design Systems, Inc.(c)	1,796	118,787
CDK Global, Inc.	1,015	46,710
Cerence, Inc.(c)	343	7,447
Citrix Systems, Inc.	604	62,448
Constellation Software, Inc./Canada	106	107,988
Dassault Systemes SE	646	102,497
Fortinet, Inc.(c)	1,023	104,407
Intuit, Inc.	570	151,534
Micro Focus International PLC (ADR)(d)	345	3,312
Microsoft Corp.	995	161,200
NortonLifeLock, Inc.	1,835	34,920
Nuance Communications, Inc.(c)	2,749	59,433
Open Text Corp.	1,658	69,420
Oracle Corp.	1,536	75,971
Palo Alto Networks, Inc.(c) (d)	297	54,832
Sage Group PLC (The)	5,404	47,875
salesforce.com, Inc.(c)	534	90,994
SAP SE	466	58,177
ServiceNow, Inc.(c)	428	139,566
Splunk, Inc.(c)	575	84,715

Company	Shares	U.S. $ Value
Synopsys, Inc.(c)	974	$ 134,344
VMware, Inc. - Class A(c) (d)	527	63,514
Workday, Inc. - Class A(c)	384	66,528
		2,244,939
Technology Hardware, Storage & Peripherals – 0.2%
Apple, Inc.	407	111,258
Dell Technologies, Inc. - Class C(c)	1,368	55,349
Hewlett Packard Enterprise Co.	3,043	38,920
HP, Inc.	2,579	53,618
NetApp, Inc.	1,082	50,551
Seagate Technology PLC	978	46,895
Western Digital Corp.	465	25,835
Xerox Holdings Corp.(c)	1,717	55,287
		437,713
		7,861,019
Industrials – 2.9%
Aerospace & Defense – 0.4%
Airbus SE	181	21,847
Arconic, Inc.	824	24,184
BAE Systems PLC	2,639	20,875
Boeing Co. (The)	219	60,249
Bombardier, Inc. - Class B(c)	7,317	5,233
CAE, Inc.	2,809	75,151
Dassault Aviation SA	11	11,520
General Dynamics Corp.	241	38,485
Huntington Ingalls Industries, Inc.	180	36,995
L3Harris Technologies, Inc.	1,019	201,487
Leonardo SpA	684	7,015
Lockheed Martin Corp.	198	73,234
Meggitt PLC	2,664	18,760
Northrop Grumman Corp.	198	65,110
Raytheon Co.	297	56,002
Rolls-Royce Holdings PLC(c)	1,271	10,229
Safran SA	174	24,087
Textron, Inc.	720	29,232
Thales SA	192	19,393
TransDigm Group, Inc.	93	51,876
United Technologies Corp.	587	76,656
		927,620
Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.(d)	534	36,793
Deutsche Post AG	500	15,049
DSV PANALPINA A/S	295	29,712
Expeditors International of Washington, Inc.	744	52,392
FedEx Corp.	189	26,681
Kuehne & Nagel International AG	139	20,347
Royal Mail PLC	3,581	7,510
United Parcel Service, Inc. - Class B	471	42,621
		231,105
Airlines – 0.1%
American Airlines Group, Inc.(d)	507	9,658
Delta Air Lines, Inc.	566	26,110

Company	Shares	U.S. $ Value
Deutsche Lufthansa AG	656	$ 8,676
easyJet PLC	784	11,317
International Consolidated Airlines Group SA	1,885	11,552
Southwest Airlines Co.	528	24,388
United Airlines Holdings, Inc.(c)	315	19,401
		111,102
Building Products – 0.1%
AO Smith Corp.	711	28,120
Assa Abloy AB - Class B	848	19,071
Cie de Saint-Gobain	254	8,969
Fortune Brands Home & Security, Inc.	681	42,052
Geberit AG	50	24,950
Johnson Controls International PLC	1,024	37,448
Masco Corp.	1,061	43,840
Resideo Technologies, Inc.(c)	63	677
		205,127
Commercial Services & Supplies – 0.2%
Babcock International Group PLC	1,434	8,253
Cintas Corp.	386	102,962
G4S PLC	3,969	8,788
ISS A/S	413	7,382
Republic Services, Inc. - Class A	966	87,191
Securitas AB - Class B	1,405	19,080
Societe BIC SA	160	9,671
Stericycle, Inc.(c) (d)	372	21,364
Waste Connections, Inc.	891	85,973
Waste Management, Inc.	916	101,502
		452,166
Construction & Engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	475	14,164
Boskalis Westminster	549	12,033
Bouygues SA	319	12,619
China Communications Construction Co., Ltd. -
Class H	248,000	187,281
China Railway Construction Corp., Ltd. - Class H	224,500	259,733
China Railway Group Ltd. - Class H	360,000	206,813
Eiffage SA	192	20,538
Epiroc AB - Class A	436	5,036
Epiroc AB - Class B	520	5,833
Ferrovial SA	1,018	29,241
Fluor Corp.	716	6,673
HOCHTIEF AG	79	7,882
Jacobs Engineering Group, Inc.	615	56,789
Orascom Construction PLC	173	1,055
Skanska AB - Class B	763	16,802
SNC-Lavalin Group, Inc.	1,097	25,499
Vinci SA	175	17,683
		885,674
Electrical Equipment – 0.2%
ABB Ltd.	788	17,075
Acuity Brands, Inc.	140	14,400
AMETEK, Inc.	672	57,792
Eaton Corp. PLC	547	49,624
Emerson Electric Co.	688	44,108

Company	Shares	U.S. $ Value
Legrand SA	296	$ 22,719
Melrose Industries PLC	9,810	27,131
nVent Electric PLC	481	11,549
OSRAM Licht AG(c)	209	10,763
Prysmian SpA	537	12,829
Rockwell Automation, Inc.	235	43,122
Schneider Electric SE	198	20,117
Sensata Technologies Holding PLC(c)	858	35,006
Vestas Wind Systems A/S	152	14,665
		380,900
Industrial Conglomerates – 0.1%
3M Co.	284	42,384
DCC PLC	173	12,391
General Electric Co.	1,596	17,365
Honeywell International, Inc.	378	61,300
Roper Technologies, Inc.	184	64,713
Siemens AG	118	12,139
Smiths Group PLC	1,381	27,519
		237,811
Machinery – 0.5%
AGCO Corp.	496	29,973
Alfa Laval AB	849	19,093
Alstom SA	518	25,574
ANDRITZ AG	354	12,527
Atlas Copco AB - Class A	436	15,546
Atlas Copco AB - Class B SHS	520	16,115
Caterpillar, Inc.	323	40,129
CNH Industrial NV	1,193	11,114
Cummins, Inc.	221	33,435
Deere & Co.	289	45,223
Dover Corp.	428	43,973
Flowserve Corp.	599	24,074
Fortive Corp.	674	46,614
GEA Group AG	378	10,115
Illinois Tool Works, Inc.	349	58,555
IMI PLC	1,187	15,366
Ingersoll-Rand PLC	469	60,520
Kone Oyj - Class B	326	18,465
MAN SE	62	2,471
Metso Oyj	392	12,757
Middleby Corp. (The)(c)	251	28,064
PACCAR, Inc.	502	33,584
Parker-Hannifin Corp.	211	38,986
Pentair PLC	481	18,947
Sandvik AB	907	15,119
Schindler Holding AG	78	17,491
Schindler Holding AG (REG)	81	17,473
SKF AB - Class B	706	12,483
Snap-on, Inc.(d)	233	33,727
Stanley Black & Decker, Inc.	329	47,277
Volvo AB - Class B	910	14,284
WABCO Holdings, Inc.(c)	273	36,882
Wartsila Oyj Abp	732	7,653
Weir Group PLC (The)	503	8,496
Westinghouse Air Brake Technologies Corp.	457	31,396
Xylem, Inc./NY	796	61,563

Company	Shares	U.S. $ Value
Zardoya Otis SA	1,731	$ 13,030
		978,094
Marine – 0.0%
AP Moller - Maersk A/S - Class A	10	9,483
AP Moller - Maersk A/S - Class B	9	9,082
		18,565
Professional Services – 0.4%
Adecco Group AG	233	12,479
Bureau Veritas SA	963	23,703
Capita PLC(c)	1,612	2,675
CoStar Group, Inc.(c)	287	191,598
Equifax, Inc.	383	54,401
Experian PLC	1,125	37,444
Intertek Group PLC	254	17,336
ManpowerGroup, Inc.	340	25,820
Nielsen Holdings PLC	827	15,060
Randstad NV	258	13,293
RELX PLC	1,139	27,403
RELX PLC (London)	1,122	27,146
Robert Half International, Inc.	701	35,337
SGS SA	10	24,976
Thomson Reuters Corp.	1,197	88,920
Verisk Analytics, Inc. - Class A	637	98,805
Wolters Kluwer NV	490	35,875
		732,271
Road & Rail – 0.2%
AMERCO	94	30,316
Canadian National Railway Co.	661	56,037
Canadian Pacific Railway Ltd.	280	69,396
CSX Corp.	526	37,057
Garrett Motion, Inc.(c)	37	257
JB Hunt Transport Services, Inc.	438	42,241
Kansas City Southern	333	50,176
Norfolk Southern Corp.	311	56,711
Union Pacific Corp.	324	51,778
		393,969
Trading Companies & Distributors – 0.1%
AerCap Holdings NV(c)	317	16,509
Ashtead Group PLC	560	17,557
Brenntag AG	322	14,610
Bunzl PLC	677	16,256
Fastenal Co.	1,510	51,672
Ferguson PLC	296	25,790
Finning International, Inc.	1,846	27,314
Rexel SA(c)	970	11,991
Travis Perkins PLC	782	14,947
United Rentals, Inc.(c)	195	25,834
WW Grainger, Inc.	196	54,398
		276,878
Transportation Infrastructure – 0.1%
Aena SME SA(b)	131	21,100

Company	Shares	U.S. $ Value
Aeroports de Paris	132	$ 19,622
Atlantia SpA	613	13,258
Fraport AG Frankfurt Airport Services Worldwide	264	16,868
Getlink SE	1,705	27,607
Macquarie Infrastructure Corp.	570	22,373
		120,828
		5,952,110
Health Care – 2.8%
Biotechnology – 0.3%
AbbVie, Inc.	784	67,197
Alexion Pharmaceuticals, Inc.(c)	232	21,815
Alkermes PLC(c)	331	6,898
Amgen, Inc.	320	63,914
Biogen, Inc.(c)	169	52,118
BioMarin Pharmaceutical, Inc.(c)	341	30,816
Genmab A/S(c)	279	63,091
Gilead Sciences, Inc.	703	48,760
Grifols SA	2,271	73,196
Idorsia Ltd.(c)	213	5,721
Incyte Corp.(c)	189	14,252
Regeneron Pharmaceuticals, Inc.(c)	66	29,342
Seattle Genetics, Inc.(c)	303	34,500
United Therapeutics Corp.(c)	217	22,342
Vertex Pharmaceuticals, Inc.(c)	246	55,111
		589,073
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	1,269	97,751
Alcon, Inc.(c)	184	11,252
Align Technology, Inc.(c)	301	65,723
Arjo AB - Class B	2,759	13,959
Baxter International, Inc.	1,040	86,809
Becton Dickinson and Co.	362	86,091
Boston Scientific Corp.(c)	1,769	66,143
Coloplast A/S - Class B	742	99,610
Cooper Cos., Inc. (The)	246	79,844
Danaher Corp.	776	112,194
Demant A/S(c)	2,432	74,189
DENTSPLY SIRONA, Inc.	989	48,698
DexCom, Inc.(c)	430	118,680
Edwards Lifesciences Corp.(c)	320	65,549
Getinge AB - Class B	2,759	46,269
Hologic, Inc.(c)	1,129	53,198
IDEXX Laboratories, Inc.(c)	330	83,988
Intuitive Surgical, Inc.(c)	183	97,715
Koninklijke Philips NV	479	20,513
Medtronic PLC	683	68,758
ResMed, Inc.	778	123,671
Smith & Nephew PLC	4,175	93,668
Sonova Holding AG	433	103,419
Stryker Corp.	486	92,627
Teleflex, Inc.	270	90,455
Varian Medical Systems, Inc.(c)	475	58,411

Company	Shares	U.S. $ Value
Zimmer Biomet Holdings, Inc.	375	$ 51,056
		2,010,240
Health Care Providers & Services – 0.5%
AmerisourceBergen Corp. - Class A	482	40,642
Anthem, Inc.	274	70,443
Cardinal Health, Inc.	702	36,588
Centene Corp.(c)	956	50,687
Cigna Corp.(c)	492	90,006
Covetrus, Inc.(c) (d)	280	3,111
CVS Health Corp.	1,161	68,708
DaVita, Inc.(c)	632	49,056
Fresenius Medical Care AG & Co. KGaA	755	58,231
Fresenius SE & Co. KGaA	693	32,866
HCA Healthcare, Inc.	514	65,283
Henry Schein, Inc.(c) (d)	702	42,780
Humana, Inc.	169	54,026
Laboratory Corp. of America Holdings(c)	407	71,506
McKesson Corp.	241	33,706
Mediclinic International PLC	5,230	23,088
MEDNAX, Inc.(c)	637	10,886
Patterson Cos., Inc.	1,039	24,718
Quest Diagnostics, Inc.	556	58,969
UnitedHealth Group, Inc.	310	79,038
Universal Health Services, Inc. - Class B	362	44,794
		1,009,132
Health Care Technology – 0.0%
Cerner Corp.	701	48,558
Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	816	62,889
Eurofins Scientific SE	116	58,241
Illumina, Inc.(c)	183	48,618
IQVIA Holdings, Inc.(c)	646	90,111
Lonza Group AG	278	110,932
Mettler-Toledo International, Inc.(c)	105	73,678
QIAGEN NV(c)	1,521	55,746
Thermo Fisher Scientific, Inc.	346	100,617
Waters Corp.(c)	286	55,739
		656,571
Pharmaceuticals – 0.7%
Allergan PLC	688	131,181
AstraZeneca PLC	729	63,981
Bausch Health Cos., Inc.(c)	834	18,479
Bayer AG	526	38,254
Bristol-Myers Squibb Co.	1,220	72,053
Eli Lilly & Co.	693	87,408
GlaxoSmithKline PLC	3,649	73,635
Hikma Pharmaceuticals PLC	2,641	61,483
Jazz Pharmaceuticals PLC(c)	223	25,551
Johnson & Johnson	554	74,502
Mallinckrodt PLC(c) (d)	476	2,037
Merck & Co., Inc.	863	66,071
Merck KGaA	536	65,223

Company	Shares	U.S. $ Value
Mylan NV(c)	1,027	$ 17,654
Novartis AG	923	77,646
Novo Nordisk A/S - Class B	1,284	75,228
Orion Oyj - Class B	948	37,835
Perrigo Co. PLC	428	21,695
Pfizer, Inc.	2,016	67,375
Roche Holding AG	268	86,171
Sanofi	604	56,333
Takeda Pharmaceutical Co., Ltd. (Sponsored
ADR)(c) (d)	1,184	20,483
UCB SA	558	51,663
Vifor Pharma AG	380	63,834
Zoetis, Inc.	996	132,697
		1,488,472
		5,802,046
Consumer Staples – 2.4%
Beverages – 0.5%
Anheuser-Busch InBev SA/NV	336	19,414
Brown-Forman Corp. - Class B(d)	1,553	95,370
Carlsberg A/S - Class B	434	57,400
Coca-Cola Co. (The)	2,349	125,648
Coca-Cola European Partners PLC	1,012	52,282
Coca-Cola HBC AG(c)	1,304	41,585
Constellation Brands, Inc. - Class A	321	55,334
Diageo PLC	1,525	54,411
Heineken Holding NV	450	39,959
Heineken NV	502	50,015
Keurig Dr Pepper, Inc.(d)	924	25,761
Molson Coors Brewing Co. - Class B	775	38,448
Monster Beverage Corp.(c)	1,264	78,886
PepsiCo, Inc.	845	111,565
Pernod Ricard SA	347	56,587
Remy Cointreau SA	337	34,330
		936,995
Food & Staples Retailing – 0.6%
Alimentation Couche-Tard, Inc. - Class B	3,374	102,458
Carrefour SA	1,249	21,572
Casino Guichard Perrachon SA	448	17,404
Colruyt SA	915	42,441
Costco Wholesale Corp.	505	141,976
Distribuidora Internacional de Alimentacion SA(c)	6,300	547
Empire Co., Ltd. - Class A	3,731	83,362
George Weston Ltd.	1,283	96,589
ICA Gruppen AB	1,334	49,949
J Sainsbury PLC	10,711	27,136
Jeronimo Martins SGPS SA	2,095	37,034
Koninklijke Ahold Delhaize NV	1,925	44,972
Kroger Co. (The)	1,741	48,974
Loblaw Cos., Ltd.	1,937	95,966
METRO AG	963	11,249
Metro, Inc./CN	3,499	136,284
Rite Aid Corp.(c) (d)	91	1,239
Sysco Corp.	1,355	90,311
Tesco PLC	14,259	42,485
Walgreens Boots Alliance, Inc.	793	36,288

Company	Shares	U.S. $ Value
Walmart, Inc.	1,159	$ 124,801
Wm Morrison Supermarkets PLC	13,410	30,014
		1,283,051
Food Products – 0.7%
Archer-Daniels-Midland Co.	1,514	57,002
Aryzta AG(c)	6,292	5,418
Associated British Foods PLC	933	27,243
Barry Callebaut AG	33	68,073
Bunge Ltd.	891	41,832
Campbell Soup Co.	1,279	57,708
Chocoladefabriken Lindt & Spruengli AG	9	70,243
Chocoladefabriken Lindt & Spruengli AG (REG)	1	86,754
Conagra Brands, Inc.	1,969	52,553
Danone SA	580	40,936
General Mills, Inc.	1,305	63,945
Hershey Co. (The)	758	109,144
Hormel Foods Corp.(d)	1,930	80,288
Ingredion, Inc.	628	52,312
JM Smucker Co. (The)	614	63,236
Kellogg Co.	1,053	63,675
Kerry Group PLC - Class A	503	63,858
Kraft Heinz Co. (The)	886	21,946
McCormick & Co., Inc./MD	900	131,571
Mondelez International, Inc. - Class A	1,174	61,987
Mowi ASA	1,945	41,205
Nestle SA	608	62,567
Orkla ASA	3,826	32,542
Saputo, Inc.	2,289	63,712
Tate & Lyle PLC	4,685	42,720
Tyson Foods, Inc. - Class A	1,060	71,900
		1,534,370
Household Products – 0.3%
Church & Dwight Co., Inc.	1,639	113,943
Clorox Co. (The)	669	106,652
Colgate-Palmolive Co.	1,207	81,557
Edgewell Personal Care Co.(c)	667	20,250
Essity AB - Class B	1,288	38,831
Henkel AG & Co. KGaA	338	28,889
Henkel AG & Co. KGaA (Preference Shares)	356	33,168
Kimberly-Clark Corp.	706	92,620
Procter & Gamble Co. (The)	1,192	134,970
Reckitt Benckiser Group PLC	499	36,873
Spectrum Brands Holdings, Inc.	587	31,633
		719,386
Personal Products – 0.2%
Beiersdorf AG	471	49,737
Coty, Inc. - Class A	2,104	19,420
Estee Lauder Cos., Inc. (The) - Class A	855	156,978
L'Oreal SA	228	61,283
Unilever NV	860	45,405
Unilever PLC	811	43,599
		376,422
Tobacco – 0.1%
Altria Group, Inc.	1,060	42,792

Company	Shares	U.S. $ Value
British American Tobacco PLC	579	$ 22,893
British American Tobacco PLC (Sponsored ADR)	643	25,592
Imperial Brands PLC	987	19,939
Philip Morris International, Inc.	715	58,537
Swedish Match AB	1,345	78,917
		248,670
		5,098,894
Utilities – 2.2%
Electric Utilities – 1.2%
Alliant Energy Corp.	1,649	85,946
American Electric Power Co., Inc.	1,054	94,080
Duke Energy Corp.	865	79,320
Edison International	797	53,550
EDP - Energias de Portugal SA	18,050	84,270
Electricite de France SA	3,570	50,110
Emera, Inc.	2,500	105,345
Endesa SA	3,408	87,695
Enel SpA	10,639	89,295
Entergy Corp.	880	102,881
Evergy, Inc.	973	63,586
Eversource Energy	1,141	98,651
Exelon Corp.	1,491	64,277
FirstEnergy Corp.	1,915	85,275
Fortis, Inc./Canada	2,662	107,729
Fortum Oyj	4,004	85,509
Hydro One Ltd.(b)	3,582	71,894
Iberdrola SA	8,027	91,895
NextEra Energy, Inc.	539	136,238
OGE Energy Corp.	1,973	75,171
Orsted A/S(b)	1,497	154,548
Pinnacle West Capital Corp.	753	67,386
PPL Corp.	1,790	53,718
Red Electrica Corp. SA	3,748	71,636
Southern Co. (The)	1,397	84,323
SSE PLC	3,489	68,595
Terna Rete Elettrica Nazionale SpA	13,636	90,144
Xcel Energy, Inc.	1,190	74,161
		2,377,228
Gas Utilities – 0.2%
AltaGas Ltd.	3,076	45,994
Atmos Energy Corp.	860	88,795
Enagas SA	3,496	90,713
Naturgy Energy Group SA	2,625	61,153
Snam SpA	22,765	112,877
UGI Corp.	1,317	47,465
		446,997
Independent Power and Renewable Electricity Producers – 0.0%
AES Corp./VA	4,046	67,690
Multi-Utilities – 0.7%
Ameren Corp.	1,162	91,798
Atco Ltd./Canada - Class I	1,665	62,122
Canadian Utilities Ltd. - Class A	2,932	86,764
CenterPoint Energy, Inc.	2,121	48,825
Centrica PLC	23,244	21,531

Company	Shares	U.S. $ Value
CMS Energy Corp.	1,535	$ 92,745
Consolidated Edison, Inc.	866	68,258
Dominion Energy, Inc.	1,315	102,807
DTE Energy Co.	687	76,717
E.ON SE	6,694	77,759
Engie SA	3,398	56,743
National Grid PLC	4,604	58,037
NiSource, Inc.	2,608	70,468
Public Service Enterprise Group, Inc.	1,187	60,905
RWE AG	2,734	94,895
Sempra Energy	547	76,460
Suez	3,280	52,082
United Utilities Group PLC	6,181	74,828
Veolia Environnement SA	2,624	75,600
WEC Energy Group, Inc.	1,055	97,408
		1,446,752
Water Utilities – 0.1%
American Water Works Co., Inc.	869	107,460
Severn Trent PLC	2,353	74,693
		182,153
		4,520,820
Consumer Discretionary – 1.9%
Auto Components – 0.1%
Aptiv PLC	302	23,589
Autoliv, Inc.(d)	287	19,151
BorgWarner, Inc.	633	20,003
Cie Generale des Etablissements Michelin SCA -
Class B	199	21,326
Continental AG	107	12,236
Delphi Technologies PLC(c)	100	1,412
Goodyear Tire & Rubber Co. (The)	816	7,903
Lear Corp.	199	22,129
Linamar Corp.	630	17,329
Magna International, Inc. - Class A (Canada)	729	33,179
Nokian Renkaat Oyj	578	15,046
Schaeffler AG (Preference Shares)	1,288	11,742
Valeo SA	282	7,169
Veoneer, Inc.(c) (d)	287	3,533
		215,747
Automobiles – 0.2%
Bayerische Motoren Werke AG	252	16,628
Bayerische Motoren Werke AG (Preference
Shares)	288	14,933
Daimler AG	349	14,684
Ferrari NV	303	47,728
Fiat Chrysler Automobiles NV	1,290	16,255
Ford Motor Co.	2,754	19,168
General Motors Co.	869	26,504
Harley-Davidson, Inc.(d)	457	13,925
Peugeot SA	996	19,301
Porsche Automobil Holding SE (Preference
Shares)	377	23,493
Renault SA	203	6,034
Tesla, Inc.(c)	54	36,071

Company	Shares	U.S. $ Value
Volkswagen AG	151	$ 25,649
Volkswagen AG (Preference Shares)	138	22,909
		303,282
Distributors – 0.0%
Genuine Parts Co.	435	37,949
LKQ Corp.(c)	877	25,942
		63,891
Diversified Consumer Services – 0.0%
H&R Block, Inc.(d)	830	17,156
Hotels, Restaurants & Leisure – 0.4%
Accor SA	515	18,732
Aramark	1,174	40,785
Carnival Corp.	557	18,637
Carnival PLC	409	12,937
Chipotle Mexican Grill, Inc. - Class A(c)	57	44,094
Compass Group PLC	1,758	38,733
Darden Restaurants, Inc.	368	35,880
Domino's Pizza, Inc.	151	51,258
Flutter Entertainment PLC	223	23,714
Hilton Worldwide Holdings, Inc.	532	51,710
InterContinental Hotels Group PLC	470	26,042
Las Vegas Sands Corp.	477	27,814
Marriott International, Inc./MD - Class A	350	43,400
McDonald's Corp.	324	62,911
MGM Resorts International	769	18,887
Norwegian Cruise Line Holdings Ltd.(c)	485	18,071
Restaurant Brands International, Inc.	668	39,371
Royal Caribbean Cruises Ltd.	277	22,274
Sodexo SA	224	21,650
Starbucks Corp.	666	52,234
TUI AG	1,641	12,948
Whitbread PLC	504	25,419
William Hill PLC	6,112	11,665
Wyndham Destinations, Inc.	277	11,052
Wyndham Hotels & Resorts, Inc.	277	14,113
Wynn Resorts Ltd.	179	19,328
Yum! Brands, Inc.	630	56,228
		819,887
Household Durables – 0.2%
Barratt Developments PLC	2,559	25,261
Berkeley Group Holdings PLC	550	33,919
DR Horton, Inc.	836	44,534
Electrolux AB - Class B	748	15,136
Garmin Ltd.	605	53,476
Husqvarna AB - Class B	2,521	16,969
Leggett & Platt, Inc.	679	26,929
Lennar Corp. - Class A	555	33,489
Lennar Corp. - Class B	11	526
Mohawk Industries, Inc.(c)	156	18,899
Newell Brands, Inc.	610	9,412
Persimmon PLC	763	28,210
PulteGroup, Inc.	1,261	50,692
SEB SA	162	21,502
Taylor Wimpey PLC	9,372	24,748

Company	Shares	U.S. $ Value
Toll Brothers, Inc.	690	$ 25,551
Whirlpool Corp.(d)	167	21,353
		450,606
Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc.(c)	29	54,629
Booking Holdings, Inc.(c)	17	28,826
eBay, Inc.(d)	1,712	59,304
Expedia Group, Inc.	215	21,203
MercadoLibre, Inc.(c)	134	82,548
Qurate Retail, Inc.(c)	1,207	8,232
Zalando SE(b) (c)	491	21,941
		276,683
Leisure Products – 0.0%
Hasbro, Inc.	367	28,351
Mattel, Inc.(c) (d)	1,058	12,474
Nordic Entertainment Group AB - Class B	65	1,961
Polaris, Inc.	248	20,467
		63,253
Multiline Retail – 0.2%
Canadian Tire Corp., Ltd. - Class A	300	29,500
Dollar General Corp.	382	57,415
Dollar Tree, Inc.(c)	304	25,241
Dollarama, Inc.	1,356	39,864
Kohl's Corp.	485	18,988
Macy's, Inc.(d)	699	9,248
Marks & Spencer Group PLC	4,897	10,092
Next PLC	400	31,526
Nordstrom, Inc.(d)	496	17,211
Target Corp.	562	57,886
		296,971
Specialty Retail – 0.3%
Advance Auto Parts, Inc.	173	23,005
AutoNation, Inc.(c)	587	25,082
AutoZone, Inc.(c)	47	48,528
Bed Bath & Beyond, Inc.(d)	660	7,134
Best Buy Co., Inc.	397	30,033
CarMax, Inc.(c)	276	24,097
CECONOMY AG(c)	963	4,644
Dick's Sporting Goods, Inc.(d)	553	20,135
Dixons Carphone PLC	4,868	7,764
Dufry AG(c)	127	9,320
Foot Locker, Inc.	407	14,754
Gap, Inc. (The)	852	12,209
Hennes & Mauritz AB - Class B	936	16,987
Home Depot, Inc. (The)	245	53,371
Industria de Diseno Textil SA	757	23,618
Kingfisher PLC	6,282	15,412
L Brands, Inc.	409	8,859
Lowe's Cos., Inc.	362	38,578
O'Reilly Automotive, Inc.(c)	119	43,878

Company	Shares	U.S. $ Value
Ross Stores, Inc.	451	$ 49,060
Signet Jewelers Ltd.	287	6,693
Tiffany & Co.	315	42,081
TJX Cos., Inc. (The)	1,056	63,149
Tractor Supply Co.	570	50,451
Ulta Salon Cosmetics & Fragrance, Inc.(c)	91	23,395
		662,237
Textiles, Apparel & Luxury Goods – 0.4%
adidas AG	138	38,854
Burberry Group PLC	981	21,140
Capri Holdings Ltd.(c)	474	12,239
Christian Dior SE	102	43,574
Cie Financiere Richemont SA	285	19,537
EssilorLuxottica SA	493	67,580
Gildan Activewear, Inc.	1,287	31,172
Hanesbrands, Inc.(d)	1,331	17,622
Hermes International	67	47,262
HUGO BOSS AG	261	11,634
Kering SA	75	42,293
Kontoor Brands, Inc.(c) (d)	82	2,767
Lululemon Athletica, Inc.(c)	362	78,702
LVMH Moet Hennessy Louis Vuitton SE	90	37,560
NIKE, Inc. - Class B	676	60,421
Pandora A/S	240	10,815
Puma SE	60	4,652
PVH Corp.	229	16,971
Ralph Lauren Corp.	379	39,988
Swatch Group AG (The)	56	13,038
Swatch Group AG (The) (REG)	301	13,021
Tapestry, Inc.	597	14,000
Under Armour, Inc. - Class A(c) (d)	1,122	15,921
Under Armour, Inc. - Class C(c)	1,242	15,500
VF Corp.	576	41,472
		717,735
		3,887,448
Materials – 1.8%
Chemicals – 1.0%
Air Liquide SA	447	60,887
Air Products & Chemicals, Inc.	522	114,636
Akzo Nobel NV	408	32,644
Albemarle Corp.(d)	546	44,690
Arkema SA	294	27,812
Axalta Coating Systems Ltd.(c)	2,149	53,553
BASF SE	444	26,278
Celanese Corp. - Class A	722	67,680
CF Industries Holdings, Inc.	1,192	43,937
Chr Hansen Holding A/S	469	33,812
Corteva, Inc.(c)	701	19,067
Covestro AG(b)	458	17,746
Croda International PLC	632	37,357
Dow, Inc.(c)	701	28,327
DuPont de Nemours, Inc.	701	30,073
Eastman Chemical Co.	794	48,839
Ecolab, Inc.	833	150,315

Company	Shares	U.S. $ Value
EMS-Chemie Holding AG	47	$ 27,590
Evonik Industries AG	1,232	30,837
FMC Corp.	742	69,080
FUCHS PETROLUB SE (Preference Shares)	915	35,027
Givaudan SA	25	77,886
International Flavors & Fragrances, Inc.	533	63,843
Johnson Matthey PLC	1,127	36,940
K&S AG	1,009	8,354
Koninklijke DSM NV	642	72,413
LANXESS AG	442	23,532
Linde PLC	436	83,280
Livent Corp.(c) (d)	693	6,189
LyondellBasell Industries NV - Class A	645	46,092
Methanex Corp.	1,103	31,753
Mosaic Co. (The)	2,007	34,179
Novozymes A/S - Class B	559	28,658
Nutrien Ltd.	3,184	128,688
PPG Industries, Inc.	660	68,937
Sherwin-Williams Co. (The)	231	119,369
Sika AG	360	64,441
Solvay SA	330	30,115
Symrise AG	710	69,574
Umicore SA	1,130	47,585
WR Grace & Co.	870	49,207
Yara International ASA	866	31,795
		2,123,017
Construction Materials – 0.1%
CRH PLC	1,075	36,266
HeidelbergCement AG	356	21,336
Imerys SA	563	22,141
LafargeHolcim Ltd.(c)	595	27,693
Martin Marietta Materials, Inc.	237	53,925
Vulcan Materials Co.	393	47,262
		208,623
Containers & Packaging – 0.3%
Avery Dennison Corp.	978	111,971
Ball Corp.	1,802	126,969
CCL Industries, Inc. - Class B	1,790	59,091
Crown Holdings, Inc.(c)	1,332	93,906
International Paper Co.	1,270	46,939
Packaging Corp. of America	678	61,440
Sealed Air Corp.	1,509	45,738
Westrock Co.	1,050	34,913
		580,967
Metals & Mining – 0.3%
Agnico Eagle Mines Ltd.	888	42,136
Anglo American PLC	1,415	33,291
Antofagasta PLC	2,036	20,124
ArcelorMittal SA	987	14,055
Barrick Gold Corp. (London)	1,911	35,501
Barrick Gold Corp. (Toronto)	2,364	45,087
BHP Group PLC	1,449	26,482
Boliden AB	977	20,518
Eldorado Gold Corp.(c)	1,427	12,386
First Quantum Minerals Ltd.	3,202	23,665

Company	Shares	U.S. $ Value
Franco-Nevada Corp.	739	$ 79,337
Freeport-McMoRan, Inc.	2,604	25,936
Fresnillo PLC	1,276	9,971
Glencore PLC(c)	5,705	14,400
Kinross Gold Corp.(c)	6,730	33,844
Newmont Corp.	1,386	61,857
Newmont Corp.	1,053	46,443
Norsk Hydro ASA	4,362	12,703
Nucor Corp.	910	37,629
Rio Tinto PLC	669	31,496
Teck Resources Ltd. - Class B	2,652	26,673
thyssenkrupp AG(c)	1,007	9,874
Turquoise Hill Resources Ltd.(c)	6,412	3,439
voestalpine AG	636	13,849
Wheaton Precious Metals Corp.	1,870	53,178
Yamana Gold, Inc.	7,199	28,050
		761,924
Paper & Forest Products – 0.1%
Mondi PLC	1,889	38,365
Stora Enso Oyj - Class R	2,477	29,355
Svenska Cellulosa AB SCA - Class B	1,288	12,359
UPM-Kymmene Oyj	1,348	41,481
West Fraser Timber Co., Ltd.	1,065	39,767
		161,327
		3,835,858
Communication Services – 1.4%
Diversified Telecommunication Services – 0.6%
Altice Europe NV - Class A(c)	704	3,739
Altice USA, Inc. - Class A(c)	713	18,438
AT&T, Inc.	2,772	97,630
BCE, Inc.	3,032	133,162
BT Group PLC	7,665	14,062
CenturyLink, Inc.	3,838	46,325
Charter Communications, Inc. - Class A(c)	83	40,933
Comcast Corp. - Class A	824	33,314
Deutsche Telekom AG	2,256	36,957
Elisa Oyj	1,116	64,283
Eurazeo SE	635	42,686
Eutelsat Communications SA	1,132	15,296
Frontier Communications Corp.(c) (d)	2,474	1,338
Iliad SA	138	19,398
Koninklijke KPN NV	12,242	29,691
Liberty Global PLC - Class A(c)	813	15,870
Orange SA	2,176	29,285
Proximus SADP	1,770	43,958
Shaw Communications, Inc. - Class B	2,404	41,606
Sirius XM Holdings, Inc.(d)	4,633	29,373
Swisscom AG	114	60,851
Telecom Italia SpA/Milano(c)	31,583	17,566
Telecom Italia SpA/Milano (Savings Shares)	39,625	22,169
Telefonica Deutschland Holding AG	7,772	20,257
Telefonica SA	3,229	19,216
Telenet Group Holding NV	522	20,078
Telenor ASA	2,325	37,668

Company	Shares	U.S. $ Value
Telia Co. AB	12,753	$ 50,504
TELUS Corp.(c)	3,342	120,608
United Internet AG	623	18,820
Verizon Communications, Inc.	1,696	91,855
Zayo Group Holdings, Inc.(c)	1,513	52,940
		1,289,876
Entertainment – 0.1%
Activision Blizzard, Inc.	841	48,888
Bollore SA	3,319	11,478
Electronic Arts, Inc.(c)	495	50,178
Modern Times Group MTG AB - Class B(c)	65	576
Netflix, Inc.(c)	129	47,605
Vivendi SA	1,098	28,053
Walt Disney Co. (The)	1,074	126,356
		313,134
Interactive Media & Services – 0.2%
Adevinta ASA - Class B(c)	2,027	21,243
Alphabet, Inc. - Class A(c)	78	104,461
Alphabet, Inc. - Class C(c)	76	101,789
Auto Trader Group PLC	4,579	30,833
Cars.com, Inc.(c) (d)	283	2,570
Facebook, Inc. - Class A(c)	387	74,486
TripAdvisor, Inc.	426	9,990
Twitter, Inc.(c)	1,866	61,951
Zillow Group, Inc.(c) (d)	848	47,327
		454,650
Media – 0.3%
Altice Europe NV - Class B(c)	1,011	5,352
Axel Springer SE	600	41,663
Discovery, Inc. - Class A(c) (d)	1,012	26,008
Discovery, Inc. - Class C(c)	1,427	35,818
DISH Network Corp. - Class A(c)	297	9,955
Fox Corp. - Class A	338	10,390
Fox Corp. - Class B(c)	340	10,353
Interpublic Group of Cos., Inc. (The)	1,393	29,754
ITV PLC	7,799	11,852
JCDecaux SA	889	20,544
Lagardere SCA	819	14,254
Liberty Broadband Corp.(c)	346	43,558
Liberty Global PLC(c)	1,811	33,667
Liberty Latin America Ltd. - Class C(c) (d)	937	14,233
Liberty Media Corp.-Liberty SiriusXM - Class A(c)	944	42,168
Liberty Media Corp.-Liberty SiriusXM - Class C(c)	700	31,234
News Corp. - Class A	2,510	30,308
Omnicom Group, Inc.(d)	460	31,869
Pearson PLC	1,740	12,622
ProSiebenSat.1 Media SE	638	7,726
Publicis Groupe SA	351	13,650
RTL Group SA	319	13,414
Schibsted ASA	973	24,798

Company	Shares	U.S. $ Value
Schibsted ASA - Class B	1,054	$ 25,479
SES SA	1,380	15,824
TEGNA, Inc.(d)	850	12,172
ViacomCBS, Inc. - Class B	829	20,402
WPP PLC	1,472	14,143
		603,210
Wireless Telecommunication Services – 0.2%
Millicom International Cellular SA	591	27,299
Rogers Communications, Inc. - Class B	2,193	100,496
Sprint Corp.(c)	2,737	25,153
T-Mobile US, Inc.(c)	690	62,210
Tele2 AB - Class B	4,849	70,593
Vodafone Group PLC	17,886	31,260
		317,011
		2,977,881
Energy – 1.4%
Energy Equipment & Services – 0.1%
Apergy Corp.(c)	214	3,980
Baker Hughes Co. - Class A	758	12,196
Core Laboratories NV	280	7,515
Halliburton Co.	747	12,669
Helmerich & Payne, Inc.	490	18,076
Maersk Drilling A/S(c)	38	1,683
National Oilwell Varco, Inc.	851	15,922
Petrofac Ltd.	6,919	28,863
Saipem SpA(c)	858	3,278
Schlumberger Ltd.	606	16,417
TechnipFMC PLC	994	14,751
Tenaris SA	3,797	34,681
Weatherford International PLC(c) (d)	1	21
		170,052
Oil, Gas & Consumable Fuels – 1.3%
Antero Resources Corp.(c) (d)	1,271	2,034
Apache Corp.	607	15,126
ARC Resources Ltd.	2,540	11,051
BP PLC	13,599	70,655
Cabot Oil & Gas Corp.	1,013	14,111
Cameco Corp.	2,728	23,596
Canadian Natural Resources Ltd.	1,035	26,641
Cenovus Energy, Inc.	2,621	19,273
Cheniere Energy, Inc.(c)	609	31,236
Chevron Corp.	461	43,030
China Petroleum & Chemical Corp. - Class H	470,000	243,252
China Shenhua Energy Co., Ltd. - Class H	199,000	349,899
Cimarex Energy Co.	268	8,857
Concho Resources, Inc.	241	16,393
ConocoPhillips	716	34,669
Continental Resources, Inc./OK	603	11,427
Crescent Point Energy Corp.	2,365	6,431
Devon Energy Corp.	669	10,865
Diamondback Energy, Inc.	286	17,732
Enbridge, Inc.	1,314	48,908
Eni SpA	4,936	61,498

Company	Shares	U.S. $ Value
EOG Resources, Inc.	364	$ 23,027
EQT Corp.	539	3,164
Equinor ASA	4,590	70,696
Equitrans Midstream Corp.(d)	431	3,043
Exxon Mobil Corp.	713	36,677
Galp Energia SGPS SA	4,711	64,984
Hess Corp.	565	31,742
HollyFrontier Corp.	1,019	34,320
Husky Energy, Inc.	3,080	14,663
Imperial Oil Ltd.	1,534	33,589
Inter Pipeline Ltd.	3,237	47,895
Keyera Corp.	1,731	41,552
Kinder Morgan, Inc./DE	1,880	36,040
Koninklijke Vopak NV	1,705	81,166
Lundin Petroleum AB	2,787	79,564
Marathon Oil Corp.	1,390	11,509
Marathon Petroleum Corp.	1,407	66,720
Murphy Oil Corp.(d)	914	17,229
Neste Oyj	4,680	187,041
Noble Energy, Inc.	924	14,627
Occidental Petroleum Corp.	864	28,287
OMV AG	1,553	65,043
ONEOK, Inc.	703	46,904
Ovintiv, Inc.(d)	398	4,597
Ovintiv, Inc. (Canada)	403	4,657
Parsley Energy, Inc. - Class A	749	10,037
Pembina Pipeline Corp.	2,130	76,726
Peyto Exploration & Development Corp.	1,639	2,686
Phillips 66	607	45,440
Pioneer Natural Resources Co.	178	21,855
PrairieSky Royalty Ltd.	1,883	17,466
Range Resources Corp.(d)	940	2,604
Royal Dutch Shell PLC - Class A	3,106	67,048
Royal Dutch Shell PLC - Class B	3,120	67,627
Seven Generations Energy Ltd.(c)	1,456	5,988
Southwestern Energy Co.(c) (d)	2,381	3,381
Suncor Energy, Inc.	1,483	40,869
Targa Resources Corp.(d)	621	20,120
TC Energy Corp.	1,444	75,263
TOTAL SA	1,632	70,539
Tourmaline Oil Corp.	1,532	12,726
Valero Energy Corp.	618	40,942
Vermilion Energy, Inc.	920	9,226
Williams Cos., Inc. (The)	1,051	20,021
		2,725,984
		2,896,036
Real Estate – 1.1%
Equity Real Estate Investment Trusts (REITs) – 0.9%
Alexandria Real Estate Equities, Inc.	370	56,196
American Tower Corp.	354	80,287
AvalonBay Communities, Inc.	234	46,938
Boston Properties, Inc.	360	46,418
British Land Co. PLC (The)	5,156	33,397
Brixmor Property Group, Inc.	1,101	20,049
Camden Property Trust	472	50,023
Colony Capital, Inc.	3,138	12,427
Covivio	424	45,126

Company	Shares	U.S. $ Value
Crown Castle International Corp.	494	$ 70,785
Digital Realty Trust, Inc.(d)	378	45,402
Duke Realty Corp.	1,323	42,958
Equinix, Inc.	91	52,125
Equity Residential	641	48,139
Essex Property Trust, Inc.	185	52,422
Extra Space Storage, Inc.	489	49,076
Federal Realty Investment Trust	282	32,808
Gecina SA	296	52,512
H&R Real Estate Investment Trust	3,643	52,681
Hammerson PLC	5,647	15,291
Healthpeak Properties, Inc.	1,144	36,196
Host Hotels & Resorts, Inc.	1,706	24,703
ICADE	547	54,498
Intu Properties PLC(c)	9,375	1,488
Iron Mountain, Inc.(d)	1,144	34,789
JBG SMITH Properties(d)	232	8,510
Kimco Realty Corp.	1,471	25,522
Klepierre SA	1,062	31,892
Land Securities Group PLC	3,092	33,326
Macerich Co. (The)(d)	493	10,067
Mid-America Apartment Communities, Inc.	487	62,950
National Retail Properties, Inc.	864	43,934
Prologis, Inc.	1,398	117,823
Public Storage	203	42,451
Realty Income Corp.	678	49,080
Regency Centers Corp.	664	38,140
RioCan Real Estate Investment Trust	3,105	57,994
SBA Communications Corp.	280	74,225
Segro PLC	5,086	53,919
Simon Property Group, Inc.	199	24,493
SL Green Realty Corp.	359	28,160
SmartCentres Real Estate Investment Trust	1,619	34,714
UDR, Inc.	1,200	53,976
Ventas, Inc.	613	32,961
VEREIT, Inc.	3,437	29,764
Vornado Realty Trust	465	24,915
Welltower, Inc.	621	46,463
Weyerhaeuser Co.	1,110	28,838
		2,010,851
Real Estate Management & Development – 0.2%
Brookfield Property REIT, Inc.(d)	456	7,437
CBRE Group, Inc. - Class A(c)	938	52,659
Deutsche Wohnen SE	1,099	44,864
First Capital Real Estate Investment Trust	2,575	38,407
Jones Lang LaSalle, Inc.	249	36,795
Swiss Prime Site AG(c)	732	88,320
Unibail-Rodamco-Westfield	156	18,772
Vonovia SE	1,235	66,824
		354,078
		2,364,929
Total Common Stocks
(cost $44,724,395)		55,606,004

		Principal
		Amount
		(000)	U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.5%
Risk Share Floating Rate – 2.5%
Federal National Mortgage Association
Connecticut Avenue Securities
Series 2015-C03, Class 1M2
6.627% (LIBOR 1 Month + 5.00%),
07/25/2025(e)	U.S.$	796	$860,898
Series 2015-C03, Class 2M2
6.627% (LIBOR 1 Month + 5.00%),
07/25/2025(e)		4,143	4,380,917
Total Collateralized Mortgage Obligations
(cost $4,949,168)			5,241,815
		Shares
PREFERRED STOCKS – 1.4%
Financials – 1.4%
Equity Real Estate Investment Trusts (REITs) – 1.4%
Hersha Hospitality Trust
Series C
6.875% (d)	60,000		1,476,000
Pebblebrook Hotel Trust
Series C
6.50%	58,525		1,387,042
Total Preferred Stocks
(cost $2,963,125)			2,863,042
		Notional
		Amount
OPTIONS PURCHASED - PUTS – 1.3%
Options on Funds and Investment Trusts – 1.3%
SPDR S&P 500 ETF Trust
Expiration: Mar 2020; Contracts: 333; Exercise
Price: USD 327.00;
Counterparty: Morgan Stanley & Co., Inc. (c)	USD	10,889,100	1,041,957
S&P 500 Index
Expiration: Mar 2020; Contracts: 68,700;
Exercise Price: USD 314.00;
Counterparty: UBS AG (c)	USD	21,571,800	1,526,715
S&P 500 Index
Expiration: Mar 2020; Contracts: 50,900;
Exercise Price: USD 148.00;
Counterparty: Credit Suisse International (c)	USD	7,533,200	134,848
			2,703,520

	Notional
	Amount	U.S. $ Value
Swaptions – 0.0%
IRS Swaption
Expiration: Apr 2020; Contracts: 33,661,000;
Exercise Rate: 2.00%;
Counterparty: JPMorgan Chase Bank (c)	USD 33,661,000	$ 6,893
Total Options Purchased - Puts
(premiums paid $652,894)		2,710,413
	Principal
	Amount
	(000)
GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Mexico – 0.6%
Mexico Government International Bond
4.125%, 01/21/2026	U.S.$ 1,174	1,286,631
	Shares
INVESTMENT COMPANIES – 0.5%
Funds and Investment Trusts – 0.5%(f)
Altaba, Inc.(c) (g) (h) (i)	1,120	0
VanEck Vectors JP Morgan EM Local Currency
Bond ETF - Class E	32,650	1,058,187
Total Investment Companies
(cost $1,146,668)		1,058,187

Notional

Amount

OPTIONS PURCHASED - CALLS – 0.0%

Options on Funds and Investment Trusts – 0.0%

iShares Russell 2000 ETF

Expiration: Mar 2020; Contracts: 395; Exercise

Price: USD 173.00;

Counterparty: Morgan Stanley & Co., Inc. (c)

RIGHTS – 0.0%

Health Care – 0.0%

Pharmaceuticals – 0.0%

Bristol-Myers Squibb Co., expiring 11/19/2024(c)

Industrials – 0.0%

Construction & Engineering – 0.0%

ACS Actividades de Construccion y Servicios SA, expiring 03/03/2020(c)

Total Rights (cost $976)

WARRANTS – 0.0%

Energy Equipment & Services – 0.0%

Weatherford Intl PLC, expiring 11/26/2023(c)

USD 6,834	2,765
Shares
350	1,172
475	209
1,381
20	12

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for
Securities Loaned – 100.7%
(cost $194,059,080)		$ 209,481,038

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2% Investment Companies – 0.2%

AB Fixed Income Shares, Inc. - Government

Money Market Portfolio - Class AB, 1.52%(f) (j)

(k)

(cost $348,093)			348,093	348,093
Total Investments – 100.9%
(cost $194,407,173)(l)				209,829,131
Other assets less liabilities – (0.9)%				(1,801,380)
Net Assets – 100.0%				$208,027,751
FUTURES
				Value and
	Number			Unrealized
	of	Expiration	Current	Appreciation/
Description	Contracts	Month	Notional	(Depreciation)
Purchased Contracts
Bcom Commodity Index Futures	553	March 2020	$ 3,937,360	$(481,713)
Brent Crude Futures	78	October 2020	3,921,840	(338,007)
Brent Crude Futures	48	March 2020	2,384,160	(680,727)
Canadian 10 Yr Bond Futures	127	June 2020	13,503,773	107,393
Cattle Feeder Futures	11	March 2020	722,012	(75,158)
Cattle Feeder Futures	8	May 2020	534,100	(41,804)
Cocoa Futures	46	July 2020	1,234,640	76,910
Cocoa Futures	8	December 2020	207,840	(12,337)
Coffee Robusta Futures	52	May 2020	667,160	(4,784)
Coffee 'C' Futures	19	May 2020	793,369	51,468
Copper Futures	54	May 2020	3,429,000	(103,839)
Corn Futures	74	May 2020	1,362,525	(64,981)
Cotton No.2 Futures	27	May 2020	830,115	(90,698)
Euro STOXX 50 Index Futures	57	March 2020	2,085,340	(272,683)
FTSE 100 Index Futures	16	March 2020	1,339,283	(189,650)
FTSE China A50 Futures	259	March 2020	3,434,340	(81,857)
Gasoline RBOB Futures	14	April 2020	868,535	(182,168)
Gold 100 OZ Futures	58	April 2020	9,086,860	(125,356)
Hang Seng Index Futures	5	March 2020	839,320	(15,423)
KC HRW Wheat Futures	58	May 2020	1,314,425	(65,347)
Lean Hogs Futures	32	April 2020	797,120	(49,006)
Live Cattle Futures	36	June 2020	1,457,280	(253,900)
LME Lead Futures	39	March 2020	1,800,825	(108,841)
LME Nickel Futures	58	March 2020	4,245,948	(546,913)
LME Primary Aluminum Futures	64	March 2020	2,696,800	(222,559)
LME Zinc Futures	24	May 2020	1,213,050	(166,594)
LME Zinc Futures	27	March 2020	1,358,775	(188,981)
Long Gilt Futures	43	June 2020	7,464,933	53,984
Low SU Gasoil Futures	21	May 2020	923,475	(261,488)
MSCI Emerging Markets
Futures	222	March 2020	11,197,680	(792,953)
MSCI Singapore IX ETS
Futures	15	March 2020	370,504	(19,467)
Natural Gas Futures	64	April 2020	1,108,480	(117,621)
Nikkei 225 (CME) Futures	6	March 2020	630,900	(87,769)
NY Harbor ULSD Futures	12	April 2020	742,140	(253,454)

				Value and
	Number			Unrealized
	of	Expiration	Current	Appreciation/
Description	Contracts	Month	Notional	(Depreciation)
Palladium Futures	4	June 2020	$996,440	$50,489
Platinum Futures	11	April 2020	475,585	(41,939)
S&P 500 E-Mini Futures	60	March 2020	8,853,300	(894,076)
S&P Mid 400 E-Mini Futures	15	March 2020	2,718,300	(310,087)
Silver Futures	29	May 2020	2,386,265	(205,331)
Soybean Futures	58	May 2020	2,588,975	(33,811)
Soybean Meal Futures	83	May 2020	2,536,480	75,640
Soybean Oil Futures	103	May 2020	1,772,424	(143,617)
SPI 200 Futures	22	March 2020	2,283,789	(156,062)
Sugar 11 (World) Futures	22	June 2020	346,438	(12,737)
Sugar 11 (World) Futures	80	April 2020	1,266,944	(33,414)
TOPIX Index Futures	41	March 2020	5,699,935	(830,221)
U.S. T-Note 10 Yr (CBT)
Futures	174	June 2020	23,446,500	392,900
U.S. T-Note 5 Yr (CBT) Futures	91	June 2020	11,170,250	109,321
U.S. Ultra Bond (CBT) Futures	26	June 2020	5,395,000	293,133
Wheat (CBT) Futures	57	May 2020	1,496,250	(65,728)
WTI Crude Futures	52	April 2020	2,336,880	(547,461)
Sold Contracts
Brent Crude Futures	80	October 2021	4,120,800	217,971
Cotton No.2 Futures	23	May 2020	707,135	77,808
Gasoline RBOB Futures	8	April 2020	496,306	40,928
KC HRW Wheat Futures	17	May 2020	385,262	23,324
Live Cattle Futures	13	June 2020	526,240	7,637
LME Lead Futures	22	March 2020	1,015,850	37,067
LME Nickel Futures	37	March 2020	2,708,622	286,917
LME Primary Aluminum Futures	48	March 2020	2,022,600	109,264
LME Zinc Futures	33	March 2020	1,660,725	271,986
Russell 2000 E-Mini Futures	81	March 2020	5,973,345	(59,542)
S&P TSX 60 Index Futures	20	March 2020	2,894,245	108,898
Soybean Oil Futures	20	May 2020	344,160	28,358
U.S. T-Note 10 Yr (CBT)
Futures	176	June 2020	23,716,000	(397,618)
Wheat (CBT) Futures	32	May 2020	840,000	55,905
				$(7,150,421)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contracts to		In Exchange			Unrealized
	Deliver			For	Settlement	Appreciation/
Counterparty		(000)		(000)	Date	(Depreciation)
Australia and New Zealand
Banking Group Ltd.	USD	909	EUR	813	04/08/2020 $	(10,190)
Australia and New Zealand
Banking Group Ltd.	USD	1,222	SGD	1,688	03/19/2020	(10,273)
Australia and New Zealand
Banking Group Ltd.	USD	853	CNY	5,956	04/16/2020	18
Australia and New Zealand
Banking Group Ltd.	USD	2,247	HKD	17,599	05/26/2020	11,054
Australia and New Zealand
Banking Group Ltd.	USD	853	THB	27,023	03/19/2020	3,939
Bank of America, NA	RUB	164,895	USD	2,601	07/09/2020	181,099
Bank of America, NA	JPY	95,534	USD	881	04/09/2020	(6,465)
Bank of America, NA	RUB	294,931	USD	4,576	03/16/2020	179,970
Bank of America, NA	RUB	56,319	USD	840	03/16/2020	(12)
Bank of America, NA	SEK	9,652	USD	1,031	03/12/2020	26,184
Bank of America, NA	EUR	2,013	USD	2,211	04/08/2020	(15,470)
Bank of America, NA	GBP	660	EUR	767	03/13/2020	26
Bank of America, NA	USD	855	CHF	824	03/18/2020	16
Bank of America, NA	CHF	858	NOK	8,145	03/12/2020	(24,513)
Bank of America, NA	USD	1,326	GBP	1,019	03/13/2020	(19,298)
Bank of America, NA	USD	1,312	EUR	1,192	04/08/2020	6,873
Bank of America, NA	USD	892	AUD	1,321	03/26/2020	(30,920)
Bank of America, NA	USD	1,110	SGD	1,538	03/19/2020	(5,731)

	Contracts to		In Exchange			Unrealized
	Deliver			For	Settlement	Appreciation/
Counterparty		(000)		(000)	Date	(Depreciation)
Bank of America, NA	USD	432	CNY	3,036	04/16/2020 $	2,107
Bank of America, NA	CZK	14,935	EUR	586	03/26/2020	(265)
Bank of America, NA	USD	1,912	NOK	16,829	03/12/2020	(122,766)
Bank of America, NA	USD	1,762	INR	126,988	04/23/2020	(18,173)
Bank of America, NA	USD	1,115	RUB	71,021	03/16/2020	(56,294)
Barclays Bank PLC	KRW	3,226,311	USD	2,658	05/14/2020	(30,832)
Barclays Bank PLC	SEK	6,402	USD	665	03/12/2020	(1,612)
Barclays Bank PLC	MYR	5,610	USD	1,312	08/13/2020	(14,489)
Barclays Bank PLC	MYR	1,864	USD	441	08/13/2020	601
Barclays Bank PLC	EUR	795	USD	879	03/13/2020	1,090
Barclays Bank PLC	GBP	675	USD	881	03/13/2020	14,782
Barclays Bank PLC	USD	718	CHF	695	03/18/2020	2,914
Barclays Bank PLC	USD	2,230	NOK	20,261	03/12/2020	(76,719)
Barclays Bank PLC	USD	910	SEK	8,573	03/12/2020	(17,039)
Barclays Bank PLC	USD	2,301	MYR	9,516	08/13/2020	(51,478)
Barclays Bank PLC	USD	1,309	RUB	83,994	07/09/2020	(76,072)
Barclays Bank PLC	USD	3,541	TWD	107,059	05/21/2020	33,966
Barclays Bank PLC	USD	895	INR	64,139	04/23/2020	(13,798)
Barclays Bank PLC	USD	2,332	RUB	144,271	03/16/2020	(181,499)
Barclays Bank PLC	USD	1,327	JPY	145,715	04/09/2020	27,156
Barclays Bank PLC	USD	2,675	KRW	3,155,412	05/14/2020	(45,300)
BNP Paribas SA	AUD	4,936	USD	3,387	03/26/2020	169,912
BNP Paribas SA	NZD	2,109	USD	1,336	03/19/2020	17,376
BNP Paribas SA	CAD	1,149	USD	860	03/27/2020	3,914
BNP Paribas SA	USD	1,337	CAD	1,768	03/27/2020	(19,529)
BNP Paribas SA	USD	1,957	CHF	1,906	03/12/2020	19,746
BNP Paribas SA	USD	894	CNY	6,299	04/16/2020	7,682
BNP Paribas SA	USD	640	CZK	14,935	03/26/2020	7,486
Citibank, NA	JPY	5,428,784	USD	50,045	03/16/2020	(322,365)
Citibank, NA	HUF	415,142	USD	1,328	03/26/2020	(28,701)
Citibank, NA	CLP	720,523	USD	888	03/19/2020	7,347
Citibank, NA	JPY	191,067	USD	1,753	04/09/2020	(21,548)
Citibank, NA	INR	64,091	USD	886	04/23/2020	5,583
Citibank, NA	CZK	20,523	USD	895	03/26/2020	4,653
Citibank, NA	SEK	8,573	USD	905	03/12/2020	12,493
Citibank, NA	NOK	8,023	USD	903	03/12/2020	49,930
Citibank, NA	SGD	7,975	USD	5,926	03/19/2020	200,071
Citibank, NA	ILS	7,594	USD	2,215	04/06/2020	21,923
Citibank, NA	BRL	3,837	USD	883	03/03/2020	24,453
Citibank, NA	BRL	5,141	USD	1,143	03/03/2020	(6,849)
Citibank, NA	GBP	6,896	USD	9,044	03/13/2020	199,259
Citibank, NA	BRL	1,304	USD	297	04/02/2020	6,105
Citibank, NA	CHF	2,553	USD	2,634	03/12/2020	(14,351)
Citibank, NA	EUR	1,003	USD	1,090	03/30/2020	(18,662)
Citibank, NA	CHF	866	USD	889	03/18/2020	(9,276)
Citibank, NA	EUR	630	USD	685	04/08/2020	(11,696)
Citibank, NA	USD	2,421	GBP	1,843	03/13/2020	(57,591)
Citibank, NA	USD	1,196	BRL	5,141	03/03/2020	(46,414)
Citibank, NA	USD	4,760	EUR	4,276	04/08/2020	(28,438)
Citibank, NA	USD	2,234	CHF	2,183	03/18/2020	30,335
Citibank, NA	USD	853	BRL	3,837	03/03/2020	5,112
Citibank, NA	NOK	8,144	CHF	859	03/12/2020	25,242
Citibank, NA	USD	1,111	NOK	10,279	03/12/2020	(18,359)
Citibank, NA	USD	907	CZK	20,523	03/26/2020	(16,300)
Credit Suisse International	HKD	35,038	USD	4,465	05/26/2020	(30,521)
Credit Suisse International	NOK	24,039	USD	2,696	03/12/2020	140,688
Credit Suisse International	CHF	876	USD	907	03/18/2020	(2,099)
Credit Suisse International	USD	912	GBP	693	03/13/2020	(23,134)
Credit Suisse International	USD	2,499	EUR	2,244	04/08/2020	(16,999)
Credit Suisse International	USD	3,532	AUD	5,269	03/26/2020	(98,119)
Credit Suisse International	USD	2,224	HKD	17,439	05/26/2020	13,139
Deutsche Bank AG	ILS	7,741	USD	2,244	04/06/2020	7,948
Deutsche Bank AG	USD	889	ILS	3,031	04/06/2020	(13,480)
Deutsche Bank AG	USD	1,120	NOK	9,919	03/12/2020	(66,012)
Goldman Sachs Bank USA	JPY	97,228	USD	888	04/09/2020	(15,031)
Goldman Sachs Bank USA	RUB	64,676	USD	993	07/09/2020	44,110
Goldman Sachs Bank USA	RUB	84,354	USD	1,286	03/16/2020	28,090
Goldman Sachs Bank USA	MXN	16,526	USD	849	03/06/2020	10,131
Goldman Sachs Bank USA	DKK	4,350	USD	654	03/12/2020	11,002

	Contracts to		In Exchange			Unrealized
	Deliver			For	Settlement	Appreciation/
Counterparty		(000)		(000)	Date	(Depreciation)
Goldman Sachs Bank USA	GBP	1,025	USD	1,343	03/13/2020 $	29,038
Goldman Sachs Bank USA	USD	896	CAD	1,186	03/27/2020	(12,586)
Goldman Sachs Bank USA	USD	879	SGD	1,203	03/19/2020	(15,629)
Goldman Sachs Bank USA	USD	1,335	ILS	4,598	04/06/2020	(7,387)
Goldman Sachs Bank USA	NOK	6,180	CHF	648	03/12/2020	15,192
Goldman Sachs Bank USA	USD	1,217	RUB	77,934	07/09/2020	(73,574)
HSBC Bank USA	HKD	52,710	USD	6,771	07/27/2020	8,349
HSBC Bank USA	CNY	17,854	USD	2,555	04/16/2020	(894)
HSBC Bank USA	TRY	6,566	USD	1,084	03/30/2020	43,995
HSBC Bank USA	USD	851	SGD	1,186	03/19/2020	(61)
HSBC Bank USA	USD	1,343	HUF	415,144	03/26/2020	13,512
JPMorgan Chase Bank, NA	IDR	19,438,386	USD	1,353	05/05/2020	26,602
JPMorgan Chase Bank, NA	CAD	13,528	USD	10,350	03/27/2020	271,082
JPMorgan Chase Bank, NA	USD	2,541	MXN	48,481	03/06/2020	(79,270)
JPMorgan Chase Bank, NA	USD	1,795	JPY	195,143	04/09/2020	17,921
Morgan Stanley Capital
Services, Inc.	JPY	192,363	USD	1,758	04/09/2020	(28,624)
Morgan Stanley Capital
Services, Inc.	NOK	14,592	USD	1,618	03/12/2020	66,738
Morgan Stanley Capital
Services, Inc.	ZAR	13,359	USD	882	04/08/2020	30,545
Morgan Stanley Capital
Services, Inc.	CAD	1,770	USD	1,332	03/27/2020	13,810
Morgan Stanley Capital
Services, Inc.	CHF	1,426	USD	1,477	03/18/2020	(2,526)
Morgan Stanley Capital
Services, Inc.	AUD	1,312	USD	879	03/26/2020	23,476
Morgan Stanley Capital
Services, Inc.	BRL	1,304	USD	310	03/03/2020	18,019
Morgan Stanley Capital
Services, Inc.	USD	290	BRL	1,304	03/03/2020	1,737
Morgan Stanley Capital
Services, Inc.	USD	1,112	CAD	1,475	03/27/2020	(13,275)
Morgan Stanley Capital
Services, Inc.	USD	2,204	TRY	13,272	03/30/2020	(102,724)
Morgan Stanley Capital
Services, Inc.	USD	1,793	ILS	6,139	04/06/2020	(20,192)
Morgan Stanley Capital
Services, Inc.	USD	901	JPY	99,665	04/09/2020	25,081
Morgan Stanley Capital
Services, Inc.	USD	1,326	CLP	1,011,147	03/19/2020	(89,992)
Morgan Stanley Capital
Services, Inc.	USD	1,826	KRW	2,164,113	05/14/2020	(22,399)
Morgan Stanley Capital
Services, Inc.	USD	1,392	IDR	19,438,386	05/05/2020	(66,331)
Natwest Markets PLC	COP	6,069,890	USD	1,779	03/19/2020	55,119
Natwest Markets PLC	CLP	2,756,529	USD	3,532	03/19/2020	162,032
Natwest Markets PLC	INR	64,441	USD	901	04/23/2020	15,871
Natwest Markets PLC	MYR	4,586	USD	1,102	08/13/2020	17,778
Natwest Markets PLC	CAD	2,966	USD	2,256	03/27/2020	46,274
Natwest Markets PLC	SGD	1,812	USD	1,328	03/19/2020	26,429
Natwest Markets PLC	EUR	1,213	USD	1,359	04/08/2020	17,238
Natwest Markets PLC	USD	871	GBP	669	03/13/2020	(13,242)
Natwest Markets PLC	GBP	1,021	EUR	1,199	03/13/2020	15,148
Natwest Markets PLC	USD	1,333	PEN	4,511	03/19/2020	(28,250)
Natwest Markets PLC	USD	1,349	NOK	11,868	03/12/2020	(87,912)
Natwest Markets PLC	USD	1,390	TWD	40,879	11/10/2020	(10,400)
Natwest Markets PLC	USD	2,213	CLP	1,722,306	03/19/2020	(107,495)
Standard Chartered Bank	INR	62,595	USD	868	04/23/2020	8,512
Standard Chartered Bank	ZAR	8,005	USD	548	04/08/2020	37,117
Standard Chartered Bank	CAD	2,951	USD	2,228	03/27/2020	29,891
Standard Chartered Bank	NZD	4,098	USD	2,652	03/19/2020	90,043
Standard Chartered Bank	USD	884	SGD	1,229	03/19/2020	(2,157)
Standard Chartered Bank	USD	878	NZD	1,357	03/19/2020	(29,955)
Standard Chartered Bank	USD	1,325	CAD	1,763	03/27/2020	(12,195)
Standard Chartered Bank	TRY	6,706	EUR	1,002	03/30/2020	46,916
Standard Chartered Bank	USD	904	JPY	98,137	04/09/2020	7,671
State Street Bank & Trust
Co.	JPY	37,281	USD	343	04/09/2020	(3,573)

	Contracts to		In Exchange			Unrealized
	Deliver			For	Settlement	Appreciation/
Counterparty		(000)		(000)	Date	(Depreciation)
State Street Bank & Trust
Co.	THB	82,866	USD	2,666	03/19/2020 $	39,310
State Street Bank & Trust
Co.	NZD	8,939	USD	5,920	03/19/2020	331,983
State Street Bank & Trust
Co.	EUR	17,848	USD	19,939	04/08/2020	193,170
State Street Bank & Trust
Co.	ZAR	13,165	USD	884	04/08/2020	44,817
State Street Bank & Trust
Co.	SEK	6,292	USD	645	03/12/2020	(10,556)
State Street Bank & Trust
Co.	NOK	15,120	USD	1,638	03/12/2020	30,493
State Street Bank & Trust
Co.	AUD	673	USD	445	03/26/2020	6,097
State Street Bank & Trust
Co.	SGD	616	USD	444	03/19/2020	2,078
State Street Bank & Trust
Co.	CAD	582	USD	438	03/27/2020	4,552
State Street Bank & Trust
Co.	EUR	404	USD	439	03/13/2020	(7,521)
State Street Bank & Trust
Co.	GBP	358	USD	468	03/13/2020	8,891
State Street Bank & Trust
Co.	CHF	356	USD	371	03/18/2020	1,206
State Street Bank & Trust
Co.	CHF	136	USD	141	03/18/2020	(230)
State Street Bank & Trust
Co.	USD	637	CHF	621	03/18/2020	8,214
State Street Bank & Trust
Co.	USD	319	GBP	247	03/13/2020	(2,195)
State Street Bank & Trust
Co.	USD	901	AUD	1,312	03/26/2020	(45,560)
State Street Bank & Trust
Co.	USD	454	ILS	1,565	04/06/2020	(2,375)
State Street Bank & Trust
Co.	USD	2,770	EUR	2,476	04/08/2020	(30,975)
State Street Bank & Trust
Co.	USD	656	ZAR	9,757	04/08/2020	(33,512)
State Street Bank & Trust
Co.	USD	442	MXN	8,338	03/06/2020	(18,205)
State Street Bank & Trust
Co.	USD	90	JPY	9,813	04/09/2020	941
State Street Bank & Trust
Co.	USD	441	THB	13,653	03/19/2020	(8,048)
State Street Bank & Trust
Co.	USD	1,334	THB	42,190	03/19/2020	3,030
UBS AG	TWD	40,879	USD	1,392	11/10/2020	12,141
UBS AG	GBP	1,028	USD	1,331	03/13/2020	12,483
UBS AG	USD	884	NOK	8,117	03/12/2020	(20,809)
UBS AG	USD	1,326	SEK	12,672	03/12/2020	(7,182)
UBS AG	USD	891	JPY	97,474	04/09/2020	14,238
						$ 727,812

CURRENCY OPTIONS WRITTEN

				Notional
Description/	Exercise	Expiration		Amount		Premiums		U.S. $
Counterparty	Price	Month	Contracts		(000)	Received		Value
Put
RUB vs. USD/
Bank of
America, NA (m) RUB 67.350 07/2020 758,899,800 RUB 758,900						$98,640		$(398,711)
CALL OPTIONS WRITTEN
				Exercise		Expiration		Notional	Premiums
Description	Counterparty		Contracts	Price		Month		(000)	Received	U.S. $ Value
S&P 500	Credit Suisse International		76,400	USD	172.0	March 2020	USD	13,141	$22,156	$(10,877)
Index (m)
S&P 500	Credit Suisse International		229,800	USD	172.0	March 2020	USD	39,526	25,278	(32,715)
Index (m)
									$47,434	$(43,592)
PUT OPTIONS WRITTEN
				Exercise		Expiration		Notional	Premiums
Description	Counterparty		Contracts	Price		Month		(000)	Received	U.S. $ Value
iShares	Morgan Stanley & Co., Inc.		1,580	USD	138.0	March 2020	USD	21,804	$222,714	$(479,530)
Russell 2000
ETF (n)
S&P 500	UBS AG		68,300	USD	279.0	March 2020	USD	19,056	62,836	(508,212)
Index (m)
S&P 500	UBS AG		138,200	USD	264.0	March 2020	USD	36,485	187,952	(716,981)
Index (m)
SPDR S&P	Morgan Stanley & Co., Inc.		333	USD	312.0	March 2020	USD	10,390	54,598	(640,193)
500 ETF Trust
(n)
									$528,100	$(2,344,916)
INTEREST RATE SWAPTIONS WRITTEN
					Notional
		Counter-	Strike	Expiration	Amount	Premiums		Market
Description	Index	Party	Rate	Date	(000)	Received		Value
Call
		JPMorgan
IRS Swaption	3 Month	Chase
(m)	LIBOR	Bank,NA	1.00%	04/06/2020	USD 67,322 $	97,826		$(646,777)

Put
		JPMorgan
IRS Swaption	3 Month	Chase
(m)	LIBOR	Bank,NA	2.25	04/06/2020	USD 75,670	42,749		(2,343)

						$140,575		$(649,120)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Implied
Credit
Fixed	Spread at	Upfront
Rate	February	Notional	Premiums	Unrealized
(Pay)	Payment	29,	Amount	Market	Paid	Appreciation/
Description	Receive	Frequency	2020	(000)	Value	(Received)	(Depreciation)
Sale Contracts
CDX-NAHY
Series 26, 5
Year Index,
06/20/2021*	5.00 % Quarterly 3.51%	USD	11,750	$341,220	$87,959	$253,261
CDX-NAIG
Series 26, 5
Year Index,
06/20/2021*	1.00	Quarterly 0.25	USD	18,750	223,092	52,825	170,267
$564,312	$140,784	$423,528
* Termination date
CENTRALLY CLEARED INTEREST RATE SWAPS
Rate Type
Payments	Payments	Payment	Upfront
made	received	Frequency	Premiums	Unrealized
Notional	Termination	by the	by the	Paid/	Market	Paid	Appreciation/
Amount (000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
Quarterly
3 Month	/Semi-
USD	45,29002/15/2024	LIBOR	2.605%	Annual $	2,975,624	$	— $	2,975,624
Semi-
Annual/
6 Month	Semi-
AUD	15,00007/09/2025	BBSW	3.168%	Annual	1,332,681	—	1,332,681
Semi-
Annual/
6 Month	Semi-
AUD	4,74002/23/2027	BBSW	3.040%	Annual	489,465	—	489,465
Quarterly
3 Month	/Semi-
NZD	20,26002/24/2027	BKBM	3.508%	Annual	2,180,276	—	2,180,276
Semi-
Annual/
6 Month	Semi-
AUD	9,49002/27/2027	BBSW	2.975%	Annual	952,794	—	952,794
Quarterly
3 Month	/Semi-
NZD	10,12002/28/2027	BKBM	3.445%	Annual	1,061,946	—	1,061,946
$8,992,786 $	— $	8,992,786

CREDIT DEFAULT SWAPS

			Implied
Swap			Credit
Counterparty	Fixed		Spread at				Upfront
&	Rate		February Notional				Premiums	Unrealized
Referenced	(Pay)	Payment	29,	Amount		Market	Paid	Appreciation/
Obligation	Receive Frequency		2020		(000)	Value	(Received)	(Depreciation)
Sale Contracts
Deutsche Bank AG
iTraxx
Australia
Series 24, 5
Year Index,
12/20/2020*	1.00 % Quarterly		0.21% USD		2,600 $	22,052	$(4,998)	$27,050
Buy Contracts
Goldman Sachs International
iTraxx
Australia
Series 24, 5
Year Index,
12/20/2020*	(1.00)	% Quarterly	0.21	USD	1,110	(9,415)	1,946	(11,361)
Goldman Sachs International
iTraxx
Australia
Series 24, 5
Year Index,
12/20/2020*	(1.00)	Quarterly	0.21	USD	1,490	(12,637)	2,613	(15,250)
						$0	$(439)	$439
* Termination date
INFLATION (CPI) SWAPS
					Rate Type
					Payments	Payments	Payment		Upfront
		Notional			made	received	Frequency		Premiums	Unrealized
		Amount	Termination		by the	by the	Paid	Market	Paid	Appreciation/
Swap Counterparty		(000)	Date		Fund	Fund	Received	Value	(Received)	(Depreciation)
Goldman Sachs
International		7,650	07/15/2021		2.293%	CPI#	Maturity $	(152,008)	$—	$(152,008)
Goldman Sachs
International		26,160	01/04/2022		1.650%	CPI#	Maturity	(156,007)	—	(156,007)
JPMorgan Chase
Bank, NA		27,930	10/26/2021		2.102%	CPI#	Maturity	(501,639)	—	(501,639)
								$(809,654)	$—	$(809,654)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

VARIANCE SWAPS

						Upfront
	Volatility		Notional			Premiums	Unrealized
Swap Counterparty &	Strike	Payment	Amount		Market	(Paid)	Appreciation/
Referenced Obligation	Rate	Frequency	(000)		Value	Received	(Depreciation)
Buy Contracts
Barclays Bank PLC
JPY/USD 05/27/2020*	5.88% Maturity		USD	39	$ 132,535	$—	$132,535

* Termination date

(a)Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(b)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate market value of these securities amounted to $371,156 or 0.2% of net assets.

(c)Non-income producing security.

(d)Represents entire or partial securities out on loan.

(e)Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 29, 2020.

(f)To obtain a copy of the fund's shareholder report, please go to the Securities and

Exchange Commission's website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)Illiquid security.

(i)Fair valued by the Adviser.

(j)Affiliated investments.

(k)The rate shown represents the 7-day yield as of period end.

(l)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $38,830,251 and gross unrealized depreciation of investments was $(23,712,858), resulting in net unrealized appreciation of $15,117,393.

(m)One contract relates to 1 share.

(n)One contract relates to 100 shares.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark

(New Zealand)

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

IRS – Interest Rate Swaption

KC HRW – Kansas City Hard Red Winter

LIBOR – London Interbank Offered Rates

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SPDR – Standard & Poor's Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

COUNTRY BREAKDOWN1
February 29, 2020 (unaudited)
64.1%	United States
23.8%	Japan
2.2%	Canada
2.1%	China
1.6%	United Kingdom
1.1%	France
0.8%	Switzerland
0.8%	Germany
0.6%	Mexico
0.5%	Sweden
0.4%	Spain
0.4%	Denmark
0.3%	Italy
0.3%	Netherlands
1.0%	Other
100.0%	Total Investments

1All data are as of February 29, 2020. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent 0.3% or less in the following: Argentina, Australia, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Finland, Ireland, Jordan, Luxembourg, Mongolia, Norway, Portugal, South Africa and United Arab Emirates.

AB Global Risk Allocation Fund, Inc.

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management's proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Inflation-Linked Securities	$—	$140,710,788		$—	$140,710,788
Common Stocks:
Financials	4,737,551	5,671,412		—	10,408,963
Information Technology	7,231,805	629,214		—	7,861,019
Industrials	4,043,290	1,908,820		—	5,952,110
Health Care	4,294,945	1,507,101		—	5,802,046
Consumer Staples	3,655,770	1,443,124		—	5,098,894
Utilities	2,871,040	1,649,780		—	4,520,820
Consumer Discretionary	2,770,687	1,116,761		—	3,887,448
Materials	2,578,816	1,257,042		—	3,835,858
Communication Services	2,082,105	895,776		—	2,977,881
Energy	1,348,519	1,547,517		—	2,896,036
Real Estate	1,950,482	414,447		—	2,364,929
Collateralized Mortgage Obligations	—	5,241,815		—	5,241,815
Preferred Stocks	2,863,042	—		—	2,863,042
Options Purchased - Puts	—	2,710,413		—	2,710,413
Governments - Sovereign Bonds	—	1,286,631		—	1,286,631
Investment Companies	1,058,187	—		0(a)	1,058,187
Options Purchased - Calls	—	2,765		—	2,765
Rights	1,381	—		—	1,381
Warrants	12	—		—	12
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	348,093	—		—	348,093
Total Investments in Securities	41,835,725	167,993,406		0	209,829,131
Other Financial Instruments(b):
Assets:
Futures	2,477,301	—		—	2,477,301
Forward Currency Exchange Contracts	—	3,460,305		—	3,460,305
Centrally Cleared Credit Default Swaps	—	564,312		—	564,312
Centrally Cleared Interest Rate Swaps	—	8,992,786		—	8,992,786
Credit Default Swaps	—	22,052		—	22,052
Variance Swaps	—	132,535		—	132,535
Liabilities:
Futures	(7,974,590)	(1,653,132)		—	(9,627,722)
Forward Currency Exchange Contracts	—	(2,732,493)		—	(2,732,493)
Currency Options Written	—	(398,711)		—	(398,711)
Call Options Written	—	(43,592)		—	(43,592)
Put Options Written	—	(2,344,916)		—	(2,344,916)
Interest Rate Swaptions Written	—	(649,120)		—	(649,120)
Credit Default Swaps	—	(22,052)		—	(22,052)
Inflation (CPI) Swaps	—	(809,654)		—	(809,654)
Total	$36,338,436	$172,511,726		$0	$208,850,162

(a)The Fund held securities with zero market value at period end.

(b)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the three months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	11/30/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$4,193	$26,765	$30,958	$0	$13
Government Money Market Portfolio*	61	678	391	348	1
Total	$4,254	$27,443	$31,349	$348	$14

*Investments of cash collateral for securities lending transactions